Debt securities - Schedule of debt instruments by issuer rating (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Instruments
Financial assets	€ 243,203	€ 193,716	€ 163,853
Financial assets (as a percent)		100.00%	100.00%
Debt securities
Debt Instruments
Financial assets	€ 243,203	€ 193,716	€ 163,853
Financial assets (as a percent)	100.00%	100.00%	100.00%
Private fixed income
Debt Instruments
Financial assets	€ 57,150	€ 45,822	€ 40,239
Public fixed income
Debt Instruments
Financial assets	186,053	147,894	123,614
AAA | Debt securities
Debt Instruments
Financial assets	€ 23,039	€ 18,975	€ 17,729
Financial assets (as a percent)	9.47%	9.80%	10.82%
AAA | Private fixed income
Debt Instruments
Financial assets	€ 15,152	€ 13,481	€ 15,956
AAA | Public fixed income
Debt Instruments
Financial assets	7,887	5,494	1,773
AA | Debt securities
Debt Instruments
Financial assets	€ 51,846	€ 40,044	€ 28,360
Financial assets (as a percent)	21.32%	20.67%	17.31%
AA | Private fixed income
Debt Instruments
Financial assets	€ 15,142	€ 9,542	€ 2,005
AA | Public fixed income
Debt Instruments
Financial assets	36,704	30,502	26,355
A | Debt securities
Debt Instruments
Financial assets	€ 79,287	€ 58,399	€ 52,953
Financial assets (as a percent)	32.60%	30.15%	32.32%
A | Private fixed income
Debt Instruments
Financial assets	€ 11,175	€ 10,058	€ 8,594
A | Public fixed income
Debt Instruments
Financial assets	68,112	48,341	44,359
BBB | Debt securities
Debt Instruments
Financial assets	€ 46,922	€ 35,081	€ 25,538
Financial assets (as a percent)	19.29%	18.11%	15.59%
BBB | Private fixed income
Debt Instruments
Financial assets	€ 7,749	€ 5,181	€ 5,234
BBB | Public fixed income
Debt Instruments
Financial assets	39,173	29,900	20,304
Below BBB | Debt securities
Debt Instruments
Financial assets	€ 38,831	€ 36,631	€ 34,407
Financial assets (as a percent)	15.97%	18.91%	21.00%
Below BBB | Private fixed income
Debt Instruments
Financial assets	€ 4,654	€ 2,974	€ 3,584
Below BBB | Public fixed income
Debt Instruments
Financial assets	34,177	33,657	30,823
Unrated | Debt securities
Debt Instruments
Financial assets	€ 3,278	€ 4,586	€ 4,866
Financial assets (as a percent)	1.35%	2.37%	2.97%
Unrated | Private fixed income
Debt Instruments
Financial assets	€ 3,278	€ 4,586	€ 4,866
Unrated | Public fixed income
Debt Instruments
Financial assets	€ 0	€ 0	€ 0